Financial Instruments - Fair Value Measurements on a Recurring and Non-recurring Basis (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Key inputs used in investor option liability valuation
Goodwill impairment	$ 10,554,000		$ 36,726,000
Guarantee liabilities
Balance at the beginning of year/period	10,143,000
Addition in the opening balance at the acquisition date (Note 5)		$ 2,227,000
Provision at the inception of new loans	39,291,000	16,013,000
Payment for the guarantee	(37,082,000)	(13,166,000)
Subsequent adjustments to the provisions	(792,000)	4,812,000
Foreign exchange impacts	(608,000)	257,000
Balance at the end of the year	$ 10,952,000	10,143,000
Minimum
Guarantee liabilities
Expected net accumulative expected loss rates (as a percent)	2.00%
Maximum
Guarantee liabilities
Expected net accumulative expected loss rates (as a percent)	3.70%
Financial instruments measured on a recurring basis
Key inputs used in investor option liability valuation
Impairment charge for equity securities investments		1,300,000	4,800,000
Non-recurring
Key inputs used in investor option liability valuation
Impairment on the acquired intangible assets	$ 12,700,000	0	3,500,000
Goodwill impairment	10,600,000	0	36,700,000
Non-recurring | Significant Unobservable Inputs (Level 3)
Key inputs used in investor option liability valuation
Impairment charges under cost method and equity method investments		$ 120,800,000	$ 31,500,000
Impairment charge reconized for those investments without readily determinable fair values and equity method investments	$ 61,000,000
Non-recurring | Significant Unobservable Inputs (Level 3) | Discounted cash flow model | Minimum | Discounted cash flow model
Key inputs used in investor option liability valuation
Fair value input of the privately held investments, discount curve of market interest rates (as a percent)	12
Non-recurring | Significant Unobservable Inputs (Level 3) | Discounted cash flow model | Maximum | Discounted cash flow model
Key inputs used in investor option liability valuation
Fair value input of the privately held investments, discount curve of market interest rates (as a percent)	33